Income Taxes - Schedule of Schedule of Rate Reconciliations, Prior to Adoption (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)
Schedule of Schedule of Rate Reconciliations, Prior to Adoption [Abstract]
Tax at Japanese statutory income tax rate, Percent	34.60%	34.60%	34.60%	34.60%
State and local income tax, net of national income tax effect, Percent	0.00%	0.00%
Foreign tax effects, Percent	(1.60%)	(1.60%)
Effect of changes in tax laws or rates, Percent	0.00%	0.00%
Effect of cross-border tax laws, Percent	0.00%	0.00%
Tax credits, Percent	0.00%	0.00%
Changes in valuation allowances, Percent	(6.90%)	(6.90%)	(33.40%)	(45.90%)
Nontaxable or nondeductible items – acquisition-related expense, Percent	(25.50%)	(25.50%)
Outside-basis / related-company share basis difference, Percent	0.00%	0.00%
Other nontaxable or nondeductible items, Percent	0.00%	0.00%
Deferred IPO costs, Percent				11.80%
Non-taxable income, Percent				1.00%
Share-based compensation, Percent				(0.20%)
Other, Percent	(0.60%)	(0.60%)	(1.20%)	(1.20%)
Effective income tax rate / provision, Percent	0.00%	0.00%	0.00%	0.10%
Tax at Japanese statutory income tax rate, Amount	$ (6,054,755)	¥ (948,537,990)
State and local income tax, net of national income tax effect, Amount
Foreign tax effects, Amount	277,426	43,461,618
Effect of changes in tax laws or rates, Amount
Effect of cross-border tax laws, Amount
Tax credits, Amount
Changes in valuation allowances , Amount	1,199,147	187,858,423
Nontaxable or nondeductible items – acquisition-related expense, Amount	4,464,642	699,430,848
Outside-basis / related-company share basis difference, Amount
Other nontaxable or nondeductible items, Amount	4,761	745,830
Other, Amount	108,779	17,041,271
Effective income tax rate / provision, Amount				¥ (188,496)